Maintenance rights and lease premium, net - Movements in maintenance rights (Details) - Maintenance Rights - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 1,669,742	$ 2,099,513
EOL and MR contract maintenance rights expense	(36,035)	(51,841)
MR contract maintenance rights write-off due to maintenance liability release	(11,066)	(34,988)
EOL contract maintenance rights write-off due to cash receipt	(25,372)	(97,289)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(91,835)	(45,016)
Maintenance rights at end of period	$ 1,505,434	$ 1,870,379